Convertible Redeemable Preferred Shares ("Preferred Shares") - Summary of Issuances of Convertible Redeemable Preferred Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares
Series Seed
Temporary Equity [Line Items]
Issuance Date							Aug. 01, 2017	Aug. 01, 2017
Temporary equity, shares issued | shares							200,000,000	200,000,000
Issue Price per Share | $ / shares								$ 0.0050
Net Proceeds from Issuance							¥ 6,715	$ 1,000
Series Seed
Temporary Equity [Line Items]
Issuance Date	Mar. 25, 2020	Mar. 25, 2020
Temporary equity, shares issued | shares	53,699,985	53,699,985
Issue Price per Share | $ / shares		$ 1.0615
Net Proceeds from Issuance	¥ 403,230	$ 57,000
Series Seed
Temporary Equity [Line Items]
Issuance Date	Apr. 27, 2020	Apr. 27, 2020
Temporary equity, shares issued | shares	45,315,250	45,315,250
Issue Price per Share | $ / shares		$ 1.0615
Net Proceeds from Issuance	¥ 340,082	$ 48,100
Series Seed
Temporary Equity [Line Items]
Issuance Date	Apr. 27, 2020	Apr. 27, 2020
Temporary equity, shares issued | shares	6,443,998	6,443,998
Issue Price per Share | $ / shares		$ 0.00001
Series Seed
Temporary Equity [Line Items]
Issuance Date	Jul. 29, 2020	Jul. 29, 2020
Temporary equity, shares issued | shares	21,479,994	21,479,994
Issue Price per Share | $ / shares		$ 1.0615
Net Proceeds from Issuance	¥ 159,530	$ 22,800
Series Seed
Temporary Equity [Line Items]
Issuance Date	Sep. 11, 2020	Sep. 11, 2020
Temporary equity, shares issued | shares	31,651,271	31,651,271
Issue Price per Share | $ / shares		$ 1.5009
Net Proceeds from Issuance	¥ 324,882	$ 47,505
Series A-1
Temporary Equity [Line Items]
Issuance Date							Oct. 09, 2017	Oct. 09, 2017
Temporary equity, shares issued | shares							66,667,000	66,667,000
Issue Price per Share | $ / shares								$ 0.0150
Net Proceeds from Issuance							¥ 6,649	$ 1,000
Series A-2
Temporary Equity [Line Items]
Issuance Date							Oct. 09, 2017	Oct. 09, 2017
Temporary equity, shares issued | shares							145,038,000	145,038,000
Issue Price per Share | $ / shares								$ 0.0207
Net Proceeds from Issuance							¥ 20,000	$ 3,008
Series A-2
Temporary Equity [Line Items]
Issuance Date							Oct. 09, 2017	Oct. 09, 2017
Temporary equity, shares issued | shares							38,677,000	38,677,000
Issue Price per Share | $ / shares								$ 0.0207
Net Proceeds from Issuance							¥ 5,333	$ 802
Series A-2
Temporary Equity [Line Items]
Issuance Date	Mar. 25, 2020	Mar. 25, 2020
Temporary equity, shares issued | shares	15,035,996	15,035,996
Issue Price per Share | $ / shares		$ 1.0615
Net Proceeds from Issuance	¥ 112,904	$ 15,960
Series A-2
Temporary Equity [Line Items]
Issuance Date	Apr. 27, 2020	Apr. 27, 2020
Temporary equity, shares issued | shares	27,923,992	27,923,992
Issue Price per Share | $ / shares		$ 1.1173
Net Proceeds from Issuance	¥ 220,593	$ 31,200
Series B-1 Preferred Shares
Temporary Equity [Line Items]
Issuance Date					Sep. 05, 2018	Sep. 05, 2018
Temporary equity, shares issued | shares					14,503,820	14,503,820
Issue Price per Share | $ / shares						$ 0.0622
Net Proceeds from Issuance					¥ 6,158	$ 902
Series B-2 Preferred Shares
Temporary Equity [Line Items]
Issuance Date					Sep. 05, 2018	Sep. 05, 2018
Temporary equity, shares issued | shares					171,289,239	171,289,239
Issue Price per Share | $ / shares						$ 0.0655
Net Proceeds from Issuance					¥ 76,594	$ 11,220
Series B-3 Preferred Shares
Temporary Equity [Line Items]
Issuance Date					Oct. 22, 2018	Oct. 22, 2018
Temporary equity, shares issued | shares					85,351,118	85,351,118
Issue Price per Share | $ / shares						$ 0.0820
Net Proceeds from Issuance					¥ 48,465	$ 7,000
Series B-3+ Preferred Shares
Temporary Equity [Line Items]
Issuance Date			Feb. 25, 2019	Feb. 25, 2019
Temporary equity, shares issued | shares			87,075,383	87,075,383
Issue Price per Share | $ / shares				$ 0.1740
Net Proceeds from Issuance			¥ 101,704	$ 15,150
Series C Preferred Shares
Temporary Equity [Line Items]
Issuance Date			Jul. 26, 2019	Jul. 26, 2019
Temporary equity, shares issued | shares			206,907,594	206,907,594
Issue Price per Share | $ / shares				$ 0.5644
Net Proceeds from Issuance			¥ 789,872	$ 114,814
Series C
Temporary Equity [Line Items]
Issuance Date	Apr. 27, 2020	Apr. 27, 2020
Temporary equity, shares issued | shares	26,573,188	26,573,188
Issue Price per Share | $ / shares		$ 0.5644
Net Proceeds from Issuance	¥ 105,911	$ 14,999
Series C
Temporary Equity [Line Items]
Issuance Date	Sep. 11, 2020	Sep. 11, 2020
Temporary equity, shares issued | shares	39,859,783	39,859,783
Issue Price per Share | $ / shares		$ 0.5644
Net Proceeds from Issuance	¥ 153,866	$ 22,499
Series D Preferred Shares
Temporary Equity [Line Items]
Issuance Date	Mar. 25, 2020	Mar. 25, 2020
Temporary equity, shares issued | shares	66,432,971	66,432,971
Issue Price per Share | $ / shares		$ 1.1173
Net Proceeds from Issuance	¥ 508,411	$ 71,868
Series E Preferred Shares
Temporary Equity [Line Items]
Issuance Date	Sep. 11, 2020	Sep. 11, 2020
Temporary equity, shares issued | shares	144,331,134	144,331,134
Issue Price per Share | $ / shares		$ 1.5799
Net Proceeds from Issuance	¥ 1,543,323	$ 225,668